Segment Reporting (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Schedule of Segment Information
The following tables represent our segment information (in thousands):

	Three Months Ended March 31, 2022
	Marketplace	Resale	Consolidated
Revenues	$110,516	$20,256	$130,772
Cost of revenues (exclusive of depreciation and amortization shown separately below)	16,409	15,755	32,164
Marketing and selling	54,228	—	54,228

Contribution margin	$39,879	$4,501	$44,380

General and administrative			29,275
Depreciation and amortization			1,385
Income from operations			13,720

Interest expense – net			3,942
Loss on extinguishment of debt			4,285
Other expenses			2,279

Income before income taxes			$3,214

	Three Months Ended March 31, 2021
	Marketplace	Resale	Consolidated
Revenues	$21,993	$2,121	$24,114
Cost of revenues (exclusive of depreciation and amortization shown separately below)	2,700	1,225	3,925
Marketing and selling	7,955	—	7,955

Contribution margin	$11,338	$896	$12,234

General and administrative			15,871
Depreciation and amortization			295

Loss from operations			(3,932)
Interest expense – net			16,319

Loss before income taxes			$(20,251)

Substantially all of our sales occur, and assets reside, in the United States.

	Marketplace	Resale	Consolidated
Revenues	$389,668	$53,370	$443,038
Cost of revenues (exclusive of depreciation and amortization shown separately below)	51,702	38,915	90,617
Marketing and selling	181,358	—	181,358

Contribution margin	$156,608	$14,455	171,063
General and administrative			92,170
Depreciation and amortization			2,322

Income from operations			76,571
Interest expense – net			58,179
Loss on extinguishment of debt			35,828
Other expenses			1,389

Loss before income taxes			$(18,825)

The following table represents our segment information for the year ended December 31, 2020 (in thousands):

	Marketplace	Resale	Consolidated
Revenues	$23,281	$11,796	$35,077
Cost of revenues (exclusive of depreciation and amortization shown separately below)	13,741	10,949	24,690
Marketing and selling	38,121	—	38,121

Contribution margin	$(28,581)	$847	(27,734)
General and administrative			66,199
Depreciation and amortization			48,247
Impairment charges			573,838

Loss from operations			(716,018)
Interest expense – net			57,482
Loss on extinguishment of debt			685

Net loss			$(774,185)

The following table represents our segment information for the year ended December 31, 2019 (in thousands):

	Marketplace	Resale	Consolidated
Revenues	$403,645	$65,280	$468,925
Cost of revenues (exclusive of depreciation and amortization shown separately below)	52,857	53,146	106,003
Marketing and selling	178,446	—	178,446

Contribution margin	$172,342	$12,134	184,476
General and administrative			101,335
Depreciation and amortization			93,078

Loss from operations			(9,937)
Interest expense—net			41,497
Loss on extinguishment of debt			2,414

Net loss			$(53,848)